SCHEDULE OF RESEARCH EXPENSES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Employee benefits expenses (Note 19)		$ 642,533	$ 500,038	$ 400,250
Depreciation of property, plant and equipment (Note 7)		272,886	270,421	217,945
Amortization of intangible assets (Note 8)		4,209	10,700	10,700
Consumables expense		489,112	310,938	304,120
Royalty expenses		30,382	9,592	10,700
Professional fees		20,779	317,613	63,387
Electricity expenses		62,515	64,968	60,366
Others		67,277	38,495	23,155
Total	$ 1,204,952	$ 1,589,693	$ 1,522,765	$ 1,090,623